Income Tax (Details) $ in Thousands			1 Months Ended			12 Months Ended
	Jan. 01, 2017	Dec. 31, 2016 ILS (₪)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 ILS (₪)	Dec. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2015
Income Tax (Details) [Line Items]
Corporate tax rate	6.00%
Tax rate (in New Shekels)						$ (1,345)		$ (1,756)	$ 283
Preferred tax rate percentage		12.00%				12.00%	12.00%			16.00%
Tax rate percentage		7.50%
Annual revenues percentage		25.00%
Consolidated revenues (in New Shekels) | ₪							₪ 10,000,000,000
Total accumulated tax-exempt earnings amount			$ 7,100	₪ 25,022
Tax expenses			$ 711	₪ 2,502
Least percentage						90.00%	90.00%
Cash and cash equivalents (in Dollars)						$ 27,134
Operating loss carryforwards amount (in Dollars)						$ 9,874
Bottom of Range [Member]
Income Tax (Details) [Line Items]
Preferred tax rate percentage						6.00%	6.00%
Formula Telecom Solutions, Ltd. [Member]
Income Tax (Details) [Line Items]
Operating loss carryforwards amount (in Dollars)						$ 9,225
BEPS [Member]
Income Tax (Details) [Line Items]
Tax rate (in New Shekels) | ₪		₪ 10,000,000,000
SPTE [Member]
Income Tax (Details) [Line Items]
Corporate tax rate					6.00%	6.00%	6.00%
Israeli [Member]
Income Tax (Details) [Line Items]
Corporate tax rate						23.00%	23.00%	23.00%
England [Member]
Income Tax (Details) [Line Items]
Tax loss carryforwards (in Dollars)						$ 3,684
U.S [Member]
Income Tax (Details) [Line Items]
Tax loss carryforwards (in Dollars)						$ 13,898